Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Zeecol Limited [Member]
Schedule of Related Party Transactions
Loan - to Coe3us Limited		136,036
Coeus Limited is considered a related party of Zeecol Limited due to common ownership. Advances have been made during the year between the two companies. No interest Is charged on Ihis loan as they are part of a wholly-owned group.
Total Receivables from Related Parties	1	136,036	-
Investors Convertible Stock		500,000
The loans can convert at 1:1 on demand of the note holder No interest Is payable.
Total Payables to Related Parties	1	500,000	-

During the year the Company entered into the following transactions with related parties:

		For the six
	For the year	months ended
	ended 31/03/16	31/3/15
	$	$

Material transactions with related parties were:
Loans advanced to Coeus Limited	80,732	22,532
Interest received on loan to Coeus Limited	5,168	440
Total transactions with related parties	85,901	22,972

	As at	As at
	31/03/16	31/3/15
	$	$

Material amounts owing from related parties were:
Loans advanced - Coeus Limited	108,872	22,972
Total amounts owing from related parties	108,872	22,972